Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity
Stockholders' Equity
(5)	Stockholders’ Equity

Preferred Stock

The Company has authorized 3,000,000 shares of preferred stock in one or more series of which, at December 31, 2024 and 2023, 40,000 shares have been issued, are outstanding and are designated as Series C Preferred Stock in connection with the Rights Offering discussed in Note 14 and 100,000 shares have been designated as Series A-1 Junior Participating Preferred Stock in connection with the August 2020 Section 382 rights plan discussed in Note 11.

Common Stock

As of December 31, 2024, the Company reserved 9,818,392 shares of its common stock for the non-qualified and incentive stock plans.